UNITEDSTATES
                         SECURITIESANDEXCHANGECOMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TENOR CAPITAL MANAGEMENT Co., L.P.
Address: 1180 AVE. OF THE AMERICAS
         SUITE 1940
         NEW YORK, NY 10036

Form 13F File Number: 28-11620

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MATTHEW STARR
Title: PARTNER
Phone: (212) 918-5302

Signature, Place, and Date of Signing:


/s/ Matthew Starr                          New York, NY                  2-14-08
---------------------------                -------------                 -------
       [Signature]                         [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-__________________           ______________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                          -----------

Form 13F Information Table Entry Total:        64
                                          -----------

Form 13F Information Table Value Total:    $ 553755
                                          -----------
                                          (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


      NONE

ITEM 1                               ITEM 2    ITEM 3     ITEM 4    ITEM 5               ITEM 6      ITEM 7    ITEM 8
-----------------------------------  --------  ---------  --------  -------------------  ----------  --------  ---------------------
                                     TITLE OF             VALUE     SHARES/   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                       CLASS     CUSIP      (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
AFFYMETRIX INC NOTE 0.750%12/1       NOTE      00826taf5  20077     20000000  PRN         Sole                 20000000
AMERICAN FINL GROUP INC OHIO
   NOTE 1.486% 6/0                   NOTE      025932AD6   1373      2700000  PRN         Sole                  2700000
APRIA HEALTHCARE GROUP INC
   NOTE 3.375% 9/0                   NOTE      037933AB4  20514     20420000  PRN         Sole                 20420000
LUCENT TECHNOLOGIES INC
   DBCV 2.750% 6/1                   DBCV      549463ag2  23688     25850000  PRN         Sole                 25850000
AMGEN INC NOTE 0.125% 2/0            NOTE      031162an0   4106      4500000  PRN         Sole                  4500000
ANDREW CORP NOTE 3.250% 8/1          NOTE      034425ab4  38567     35077000  PRN         Sole                 35077000
CADENCE DESIGN SYSTEM INC NOTE 8/1   NOTE      127387AB4  24484     21200000  PRN         Sole                 21200000
CEPHALON INC NOTE 6/1                NOTE      156708al3  13368     10000000  PRN         Sole                 10000000
SEACOR HOLDINGS INC DBCV 2.875%12/1  DBCV      811904aj0   6789      5000000  PRN         Sole                  5000000
SEACOR HOLDINGS INC DBCV 2.875%12/1  DBCV      811904ah4   6789      5000000  PRN         Sole                  5000000
CV THERAPEUTICS INC NOTE 2.750% 5/1  NOTE      126667AF1   8417     10200000  PRN         Sole                 10200000
CV THERAPEUTICS INC NOTE 2.000% 5/1  NOTE      126667AD6   1760      2000000  PRN         Sole                  2000000
EDO CORP NOTE 4.000%11/1             NOTE      281347AE4  17417     10367000  PRN         Sole                 10367000
ELECTRONIC DATA SYS NOTE 3.875% 7/1  NOTE      285661AF1  12006     12000000  PRN         Sole                 12000000
EDWARDS LIFESCIENCES CORP
   DBCV 3.875% 5/1                   DBCV      28176EAB4  10038      9800000  PRN         Sole                  9800000
ADVANCED MEDICAL OPTICS INC
   NOTE 2.500% 7/1                   NOTE      00763MAG3  24923     27025000  PRN         Sole                 27025000
FEI CO NOTE 2.875% 6/0               NOTE      30241LAF6   1718      1592000  PRN         Sole                  1592000
GENCORP INC NOTE 4.000% 1/1          NOTE      368682aj9  12783     13000000  PRN         Sole                 13000000
INVITROGEN CORP NOTE 3.250% 6/1      NOTE      46185ram2  16893     14500000  PRN         Sole                 14500000
JETBLUE AWYS CORP NOTE 3.500% 7/1    NOTE      477143ab7   5774      5894000  PRN         Sole                  5894000
JUNIPER NETWORKS INC NOTE 6/1        NOTE      48203RAC8  26144     15750000  PRN         Sole                 15750000
LANDAMERICA FINL GROUP INC
   DBCV 3.250% 5/1                   DBCV      514936ad5   3930      4500000  PRN         Sole                  4500000
LINEAR TECHNOLOGY CORP
   NOTE 3.000% 5/0                   NOTE      535678AC0   2372      2500000  PRN         Sole                  2500000
MCMORAN EXPLORATION CO
   NOTE 6.000% 7/0                   NOTE      582411AB0   2483      2300000  PRN         Sole                  2300000
MEDICIS PHARMACEUTICAL CORP
   NOTE 1.500% 6/0                   NOTE      584690ab7  57146     57856000  PRN         Sole                 57856000
MACROVISION CORP NOTE 2.625% 8/1     NOTE      555904ab7   6127      6500000  PRN         Sole                  6500000
NOVELL INC DBCV 0.500% 7/1           DBCV      670006ac9  27513     29095000  PRN         Sole                 29095000
OMNICOM GROUP INC NOTE 2/0           NOTE      681919ak2   9306      9075000  PRN         Sole                  9075000
OPENWAVE SYS INC NOTE 2.750% 9/0     NOTE      683718AC4   8608      8889000  PRN         Sole                  8889000
OSCIENT PHARMACEUTICALS CORP
   NOTE 3.500% 4/1                   NOTE      68812RAC9   3478      6000000  PRN         Sole                  6000000
PROTEIN DESIGN LABS INC
   NOTE 2.000% 2/1                   NOTE      74369LAF0   4848      5000000  PRN         Sole                  5000000
REGENERON PHARMACEUTICALS
   NOTE 5.500%10/1                   NOTE      75886fab3  15291     14400000  PRN         Sole                 14400000
TRANSOCEAN SEDCO FOREX INC
   NOTE 1.625%12/1                   NOTE      893830AU3   5416      5000000  PRN         Sole                  5000000
TRANSOCEAN SEDCO FOREX INC
   NOTE 1.500%12/1                   NOTE      893830AV1   7587      7000000  PRN         Sole                  7000000
TRANSOCEAN SEDCO FOREX INC
   NOTE 1.500%12/1                   NOTE      893830AW9   1088      1000000  PRN         Sole                  1000000
SEPRACOR INC NOTE 10/1               NOTE      817315aw4   4536      5000000  PRN         Sole                  5000000
SIRIUS SATELLITE RADIO INC
   NOTE 2.500% 2/1                   NOTE      82966uac7  21042     20000000  PRN         Sole                 20000000
SYMANTEC CORP NOTE 0.750% 6/1        NOTE      871503AD0  15635     15000000  PRN         Sole                 15000000
THORATEC CORP NOTE 1.379% 5/1        NOTE      885175AB5   1675      2500000  PRN         Sole                  2500000
TEKELEC NOTE 2.250% 6/1              NOTE      879101ae3   5672      5758000  PRN         Sole                  5758000
USEC INC NOTE 3.000%10/0             NOTE      90333EAC2   1786      1800000  PRN         Sole                  1800000
VISHAY INTERTECHNOLOGY INC
   NOTE 3.625% 8/0                   NOTE      928298AF5  28018     27918000  PRN         Sole                 27918000
AMR CORP COM                         COM       001765106    453        32275  SH          Sole                    32275
AMAZON COM INC COM                   COM       023135106  10487       113200  SH          Sole                   113200
FORD MTR CO DEL COM PAR $0.01        COM       345370860    135        20000  SH          Sole                    20000
GLOBAL LOGISTICS ACQUISITION COM     COM       379414105     77        10000  SH          Sole                    10000
CRYSTALLEX INTL CORP COM             COM       22942F101     68        30000  SH          Sole                    30000
LIFEPOINT HOSPITALS INC COM          COM       53219L109    827        27810  SH          Sole                    27810
LSI CORPORATION COM                  COM       502161102    214        40230  SH          Sole                    40230
PANTRY INC COM                       COM       698657103    823        31500  SH          Sole                    31500
SYMMETRICOM INC COM                  COM       871543104   1412       299800  SH          Sole                   299800
TRANS-INDIA ACQUISITION CORP COM     COM       893237107   2256       300000  SH          Sole                   300000
UAL CORP COM                         COM       902549807    178         5000  SH          Sole                     5000
AK STL HLDG CORP PUT                 PUT       001547958      1          155       PUT    Sole                      155
ADVANCED MICRO DEVICES INC PUT       PUT       007903957    102          400       PUT    Sole                      400
AMR CORP PUT                         PUT       001765956   1097         1675       PUT    Sole                     1675
CONTINENTAL AIRLS INC PUT            PUT       210795958    140          310       PUT    Sole                      310
FORD MTR CO DEL PUT                  PUT       345370950    249         3000       PUT    Sole                     3000
MEDICIS PHARMACEUTICAL CORP CALL     CALL      584690909      4          879       CALL   Sole                      879
UAL CORP PUT                         PUT       902549957    188          330       PUT    Sole                      330
ALLIED WASTE INDS INC PUT            PUT       019589958     48         9500       PUT    Sole                     9500
AMAZON COM INC PUT                   PUT       023135956     52         1132       PUT    Sole                     1132
CHIQUITA BRANDS INTL INC *W
   EXP 03/19/200                     W         170032114   3657      1098300  W           Sole                  1098300
TRANS-INDIA ACQUISITION CORP *W
   EXP 02/08/201                     W         893237115    107       150000  W           Sole                   150000